Equity - Share capital and share premium - Narrative (Details) € / shares in Units, € in Millions	1 Months Ended	6 Months Ended
	Apr. 30, 2026 EUR (€)	Jun. 30, 2026 EUR (€) shareWarrant € / shares shares
Disclosure of classes of share capital [line items]
Proceeds from issuing shares	€ 37.0	€ 37.0
Payments for share issue costs		€ 2.7
Number of shares to be issued on exercise of options or warrants (per share) | shares		15,893,817
Number of share warrant for entity share (per share) | shareWarrant		1
Forecast
Disclosure of classes of share capital [line items]
Proceeds from exercise of warrants		€ 47.0
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares		15,893,817
Exercise price per share (per euro per share) | € / shares		€ 2.96
ABSA
Disclosure of classes of share capital [line items]
Equity issuance, subscription price per share (per euro per share) | € / shares		€ 2.33